[LNL Letterhead]

Writer's Direct Dial: 260/455-3917
Telefax Number: 260/455-5135


July 13, 2006


Securities and Exchange Commission
Office of Insurance Products
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

Re:      Lincoln Life & Annuity Variable Annuity Account H
         American Legacy Design
         Lincoln Life & Annuity Company of New York
         Registration Statement on Form N-4
         File No. 811-08441

Commissioners:

On behalf of Lincoln Life & Annuity Company of New York and Lincoln
Life & Annuity Variable Annuity Account H ("the Account"), we hereby file on EDGAR a conformed electronic format copy of an initial registration statement under the Securities Act of 1933 on Form N-4 (the "Registration Statement") for individual variable annuity contracts ("Contracts").

A paper copy format of this filing will be provided to the Staff of the Office of Insurance Products, Division of Investment Management.

The Contracts are based on certain individual variable annuity contracts previously registered with the Commission by The Lincoln National Life Insurance Company and its Lincoln National Variable Annuity Account H (File No. 333-135219) and the Registration Statement is based on the current Registration Statement for the Account. Accordingly, we request that the Registration Statement be given selective review. The information relating to this request will be provided with the courtesy copy of this filing provided to the Staff under separate cover.

Any questions or comments regarding this filing should be directed to me at the number listed above.

Sincerely,

/s/ Mary Jo Ardington

Mary Jo Ardington
Senior Counsel